Deposits (Tables)	12 Months Ended
Mar. 31, 2016
Deposit Liabilities Table Disclosures

The balances of time deposits and certificates of deposit issued by domestic offices in amounts of ¥10 million (approximately US$89 thousand at the Federal Reserve Bank of New York’s noon buying rate on March 31, 2016) or more and the balances of these deposits issued by foreign offices in amounts of US$100,000 or more at March 31, 2015 and 2016 are as follows:

	2015	2016
	(in millions of yen)
Domestic offices:
Time deposits	19,841,134	19,209,570
Certificates of deposit	9,011,589	6,432,810

Total	28,852,723	25,642,380

Foreign offices:
Time deposits	11,948,577	12,708,142
Certificates of deposit	6,683,316	5,394,695

Total	18,631,893	18,102,837

Interest Bearing Deposit Liabilities by Maturity Disclosures

The balance and remaining maturities of time deposits and certificates of deposit issued by domestic and foreign offices at March 31, 2016 are shown in the following table:

	Time deposits	Certificates of deposit	Total
	(in millions of yen)
Domestic offices:
Due in one year or less	24,232,170	6,406,310	30,638,480
Due after one year through two years	1,942,484	26,500	1,968,984
Due after two years through three years	1,445,878	—	1,445,878
Due after three years through four years	378,928	—	378,928
Due after four years through five years	399,454	—	399,454
Due after five years	147,810	—	147,810

Total	28,546,724	6,432,810	34,979,534

Foreign offices:
Due in one year or less	12,648,102	5,284,772	17,932,874
Due after one year through two years	60,503	46,766	107,269
Due after two years through three years	6,367	2,817	9,184
Due after three years through four years	46	—	46
Due after four years through five years	13	60,368	60,381
Due after five years	259	—	259

Total	12,715,290	5,394,723	18,110,013

Total	41,262,014	11,827,533	53,089,547